Provisions - Additional Information (Details)					3 Months Ended	12 Months Ended
	Mar. 22, 2023 USD ($)	Oct. 21, 2022 USD ($)	Jul. 07, 2022 USD ($)	Mar. 31, 2019	Jun. 30, 2022 USD ($)	Mar. 31, 2023 USD ($) installment	Mar. 31, 2022 USD ($)	May 04, 2023 USD ($)	Apr. 21, 2023 USD ($)	Mar. 23, 2022 USD ($)
Related Party Transaction [Line Items]
Annual royalties percentage of sales and other revenue				1.00%
Litigation related to provision for royalty payments						$ 963,808	$ 362,809
Litigation related to provision for royalty payments increased amount						638,213	626,914
Litigation related to provision for currency translation adjustments						(37,214)	4,122
Fee award			$ 68,000
Payments related to litigation provision						0	0
Other provisions for legal fees obligations						1,384,532	155,804
Account payable and an accrual						3,750,000
Arbitrator's award with fees and cost including applicable interest										$ 1,127,024
Settlement agreement date					July 13, 2022
Settlement amount					$ 543,774
Settlement gain under selling, general and administrative expenses					$ 583,430
Litigation settlement balance payable amount						0
Litigation settlement amount	$ 500,000					$ 500,000
Litigation settlement description						The settlement was subject to court approval and certification by the court of the class. On March 16, 2023 the settlement offer was accepted and the first payment in the amount of $500,000 was paid on March 22, 2023. Two additional payments of $500,000 each were subsequently made, on April 21, 2023 and May 4, 2023. The court has set a final approval hearing on July 28, 2023. Neptune intends to pay the balance of the settlement in securities worth $2,750,000 within 31 days after the Final Approval Order is entered
Number of instalments for litigation settlement expense payable | installment						2
Litigation settlement expense payable in installment						$ 500,000
Litigation settlement expense payable in securities						2,750,000
Subsequent Event
Related Party Transaction [Line Items]
Litigation settlement expense payable in installment								$ 500,000	$ 500,000
PMGSL
Related Party Transaction [Line Items]
Provision for litigation						600,000	600,000
Supplier
Related Party Transaction [Line Items]
Litigation related to provision for currency translation adjustments						(63,381)
Arbitrator's award with fees and cost including applicable interest						515,464
Corporation and Certain of Current and Former Officers
Related Party Transaction [Line Items]
Personnel and severance charge						$ 4,250,000
Litigation related to provision and expense within selling general administration for royalty payments							$ 0
Corporation and Certain of Current and Former Officers | Minimum
Related Party Transaction [Line Items]
Litigation settlement amount		$ 4,000,000
Corporation and Certain of Current and Former Officers | Maximum
Related Party Transaction [Line Items]
Litigation settlement amount		$ 4,250,000